Expense Example, No Redemption - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2024 USD ($)
Fidelity Advisor Diversified Stock Fund - Class A
Expense Example, No Redemption:
1 Year	$ 648
3 Years	804
5 Years	973
10 Years	1,463
Fidelity Advisor Diversified Stock Fund - Class C
Expense Example, No Redemption:
1 Year	163
3 Years	505
5 Years	871
10 Years	1,675
Fidelity Advisor Diversified Stock Fund - Class M
Expense Example, No Redemption:
1 Year	456
3 Years	681
5 Years	925
10 Years	1,621
Fidelity Advisor Diversified Stock Fund - Class I
Expense Example, No Redemption:
1 Year	57
3 Years	179
5 Years	313
10 Years	701
Fidelity Advisor Diversified Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	45
3 Years	141
5 Years	246
10 Years	$ 555